Financial instruments - additional disclosures (Details 9) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	$ (7,070)	$ (5,070)
Lease liability	(1,803)	(1,828)
Trade payables	(4,572)	(4,926)
Contingent consideration liabilities	(808)	(403)
Later than one month and not later than three months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(141)	(64)
Lease liability	(65)	(65)
Trade payables	(4,432)	(4,793)
Contingent consideration liabilities	(17)
Later than three month and not later than twelve months [member]
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(442)	(372)
Lease liability	(170)	(165)
Trade payables	(140)	(133)
Contingent consideration liabilities	(264)	(14)
Between one and five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(1,884)	(1,258)
Lease liability	(574)	(635)
Contingent consideration liabilities	(395)	(205)
Later than five years
Derivative financial instruments and accrued interest on derivative financial instruments [line items]
Contractual interest on non-current liabilities	(4,603)	(3,376)
Lease liability	(994)	(963)
Contingent consideration liabilities	$ (132)	$ (184)